Non-current Assets - Intangibles - Additional Information (Detail)	12 Months Ended
Jun. 30, 2018
Patents, Trademark and License [member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	13 years
Patents, Trademark and License [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	21 years
Intellectual Property Assets [member] | Bottom of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	13 years
Intellectual Property Assets [member] | Top of Range [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful life	14 Years